Segments of Operations (Details) - Schedule of Focuses on Two Fields of Activity, Land Inventory Development for Master Planned Communities and Real Estate Investment - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues of reportable segments	$ 5,481	$ 4,904		$ 10,841
Loss of reportable segments				4,397
Operations expenses - Unallocated amounts	444		5	1,472
Financing income, net	(166)	$ (220)	22	783
Income for the year	1,752		27	2,142
Assets of reportable segments	67,317		36,157	70,779
unallocated amounts	1,706		268	688
Total assets	69,023		36,425	71,467
Liabilities of reportable segments	36,359		15,832	37,435
unallocated amounts	752		125	1,440
Total Liabilities	37,111		15,957	38,875
Land Inventory [Member]
Segment Reporting Information [Line Items]
Revenues of reportable segments				10,841
Loss of reportable segments				4,397
Operations expenses - Unallocated amounts
Income for the year			27
Assets of reportable segments	49,081		18,243	52,670
Total assets
Liabilities of reportable segments	25,543		5,981	26,782
Real Estate Investments [Member]
Segment Reporting Information [Line Items]
Revenues of reportable segments
Loss of reportable segments
Operations expenses - Unallocated amounts
Income for the year
Assets of reportable segments	18,236		17,914	18,109
Total assets
Liabilities of reportable segments	$ 10,816		$ 9,851	$ 10,653